Share-Based Compensation - Summary Of Restricted Share Unit And Restricted Stock Activity (Detail) - Restricted Stock And Restricted Stock Unit [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
12 Months Ended
Mar. 31, 2023 $ / shares shares
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted- Average Grant- Date Fair Value Beginning	$ 11.51
Weighted- Average Grant- Date Fair Value Granted	10.27
Weighted- Average Grant- Date Fair Value Vested	11.19
Weighted- Average Grant- Date Fair Value Forfeited	30.56
Weighted- Average Grant- Date Fair Value Ending	10.95
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted- Average Grant- Date Fair Value Beginning	11.87
Weighted- Average Grant- Date Fair Value Granted	9.08
Weighted- Average Grant- Date Fair Value Vested	11.89
Weighted- Average Grant- Date Fair Value Forfeited	10.22
Weighted- Average Grant- Date Fair Value Ending	$ 9.9
Beginning | shares	5.5
Existing Granted | shares	9.3
Existing Vested | shares	(3.8)
Existing Forfeited | shares	(0.2)
Ending | shares	10.8